Segment Information - Schedule of Corporate Assets (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Receivable from RR Donnelley	$ 96.0	$ 0.0
Software-net	41.6	43.4
Deferred income tax assets, net of valuation allowances	63.7	39.9
Cash and cash equivalents	36.2	15.1	$ 28.6	$ 21.2
Corporate
Segment Reporting Information [Line Items]
Receivable from RR Donnelley	76.0	0.0
Software-net	41.0	42.4
Deferred income tax assets, net of valuation allowances	34.2	10.4
Cash and cash equivalents	$ 25.5	$ 0.0